Capital stock	12 Months Ended
Dec. 31, 2011
Capital stock [Abstract]
Capital stock

26. Capital stock

Share capital

ASML’s authorized share capital consists of ordinary shares and cumulative preference shares. Currently, only ordinary shares are issued.

The Company’s Board of Management has the power to issue shares if and to the extent the Board of Management has been authorized to do so by the General Meeting of Shareholders (either by means of a resolution or by an amendment to the Company’s Articles of Association). However, the Supervisory Board must approve any issuance of shares.

Ordinary shares

At ASML’s Annual General Meeting of Shareholders, held on April 20, 2011, the Board of Management was granted the authorization to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of the Company’s issued share capital as of the date of authorization, plus an additional 5.0 percent of the Company’s issued share capital as of the date of authorization that may be issued in connection with mergers and acquisitions. At ASML’s Annual General Meeting of Shareholders to be held on April 25, 2012, its shareholders will be asked to authorize the Board of Management (subject to the approval of the Supervisory Board) to issue shares and/or rights thereto through October 25, 2013 up to an aggregate maximum of 10.0 percent of the Company’s issued share capital.

Holders of ASML’s ordinary shares have a preemptive right of subscription to any issuance of ordinary shares for cash, which right may be limited or excluded. Ordinary shareholders have no pro rata preemptive right of subscription to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders (either by means of a resolution or by an amendment to ASML’s Articles of Association), the Board of Management has the power, with the approval of the Supervisory Board, to limit or exclude the preemptive rights of holders of ordinary shares. A designation may be renewed. At ASML’s Annual General Meeting of Shareholders, held on April 20, 2011, the Board of Management was authorized, subject to the aforementioned approval, to restrict or exclude preemptive rights of holders of ordinary shares up to a maximum of 10 percent of the Company’s issued share capital as of the date of authorization. At ASML’s Annual General Meeting of Shareholders to be held on April 25, 2012, its shareholders will be asked to grant this authority through October 25, 2013. At this Annual General Meeting of Shareholders, the shareholders will be asked to grant authority to the Board of Management to issue shares and options separately for a period of 18 months. As a consequence of the most recent changes in the Articles of Association of the Company, adopted at the Annual General Meeting of Shareholders held on April 20, 2011, the 10,000 ordinary shares with a nominal value of EUR 0.01 were canceled.

The Company may repurchase its issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and the Company’s Articles of Association. Any such repurchases are and remain subject to the approval of the Supervisory Board and the authorization of shareholders at ASML’s Annual General Meeting of Shareholders, which authorization may not be for more than 18 months. The Board of Management is currently authorized, subject to Supervisory Board approval, to repurchase through October 20, 2012, up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization (April 20, 2011) at a price between the nominal value of the ordinary shares purchased and 110.0 percent of the market price of these securities on Euronext Amsterdam or NASDAQ. At the Company’s Annual General Meeting of Shareholders to be held on April 25, 2012, the Company’s shareholders will be asked to extend the authority to repurchase through October 25, 2013.

Cumulative preference shares

In 1998, the Company granted to the preference share foundation, “Stichting Preferente Aandelen ASML” (the “Foundation”) an option to acquire cumulative preference shares in the capital of the Company (the “Preference Share Option”). This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.

The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Board of Directors of the Foundation, the interests of the Company, its business or the interests of its stakeholders are at stake. This may be the case if a public bid for the ordinary shares of the Company has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with the Company. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of the issued ordinary shares of the Company without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with the interests of the Company, its business or its stakeholders.

The objects of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.

The Preference Share Option gives the Foundation the right to acquire a number of cumulative preference shares, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. As a consequence of the most recent changes in the Articles of Association of the Company, adopted at the Annual General Meeting of Shareholders held on April 20, 2011, the nominal value of the shares was increased from EUR 0.02 to EUR 0.09. Furthermore the number of cumulative preference shares was decreased from 3,150,005,000 to 700,000,000. Exercise of the Preference Share Option could effectively dilute the voting power of the outstanding ordinary shares by one-half. Only one-fourth of the subscription price is payable at the time of initial issuance of the cumulative preference shares.

Cancellation and repayment of the issued cumulative preference shares by the Company requires the authorization by the General Meeting of Shareholders of a proposal to do so by the Board of Management approved by the Supervisory Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, the Company, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation as a result of such issuance with repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. In that case the Company is obliged to effect the repurchase and cancellation respectively as soon as possible.

If the Foundation will not request the Company to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, the Company will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.

The Foundation is independent of the Company. The Board of Directors of the Foundation comprises four independent voting members from the Dutch business and academic communities. As of January 1, 2012, the members of the Board of Directors of the Foundation are: Mr. A. Baan, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A.H. Lundqvist.

Dividend proposal

As part of our financing policy, we aim to pay an annual dividend that will be stable or growing over time. Annually, the Board of Management will, upon prior approval from the Supervisory Board, submit a proposal to the Annual General Meeting of Shareholders with respect to the amount of dividend to be declared with respect to the prior year. The dividend proposal in any given year will be subject to the availability of distributable profits or retained earnings and may be affected by, among other factors, the Board of Management’s views on our potential future liquidity requirements, including for investments in production capacity, the funding of our research and development programs and for acquisition opportunities that may arise from time to time; and by future changes in applicable income tax and corporate laws. Accordingly, it may be decided to propose not to pay a dividend or to pay a lower dividend with respect any particular year in the future.

For 2011, a proposal to declare a dividend of EUR 0.46 per ordinary share of EUR 0.09 nominal value will be submitted to the Annual General Meeting of Shareholders to be held on April 25, 2012.